Shareholders' Equity - Additional Information (Details)						3 Months Ended	12 Months Ended
	Mar. 18, 2022 USD ($) shares	Mar. 10, 2022 USD ($) $ / shares shares	Nov. 17, 2021 USD ($)	Aug. 20, 2020 USD ($) $ / shares shares	Aug. 11, 2020 USD ($) $ / shares shares	Mar. 31, 2021 £ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2022 £ / shares	Dec. 31, 2021 £ / shares	Dec. 31, 2020 £ / shares
Class Of Stock [Line Items]
Ordinary shares, authorized | shares							400,000,000	160,000,000
Ordinary shares, par value | £ / shares										£ 0.00001	£ 0.00001	£ 0.00001
Common stock, voting rights							Each holder of ordinary shares is entitled to one vote per ordinary share
Dividends declared or paid							$ 0
Proceeds from issuance of ordinary shares							27,328,000		$ 161,758,000
Stock Issued							963,000
Prepaid expenses and other current assets							$ 6,235,000	$ 10,630,000
Newly issued shares, nominal value per share | £ / shares										1.00
Common stock, conversion basis							the different classes of shares were converted into a single class of ordinary shares
Reverse split, description							1-for-0.159 reverse split
Reverse split, ratio							6.289	6.289	6.289
Deferred shares voting rights							no
Deferred shares conversion rights							no conversion rights
American Depository Shares
Class Of Stock [Line Items]
Proceeds from issuance of ordinary shares				$ 161,800,000
Underwriting discounts, commissions and offering expense				$ 12,500,000
American Depository Shares | IPO
Class Of Stock [Line Items]
Stock issued during period, shares | shares					8,823,529
Price per ADS | $ / shares					$ 18.00
Proceeds from issuance of ordinary shares					$ 147,700,000
American Depository Shares | Overallotment Options to Underwriters
Class Of Stock [Line Items]
Stock issued during period, shares | shares				1,128,062
Price per ADS | $ / shares				$ 18.00
Proceeds from issuance of ordinary shares				$ 18,900,000
American Depository Shares | Syncona Portfolio Limited
Class Of Stock [Line Items]
Stock issued during period, shares | shares		24,857,144
Price per ADS | $ / shares		$ 1.05
Stock issued during period, value		$ 26,100,000
Proceeds from issuance of ordinary shares		$ 24,200,000
American Depository Shares | Lincoln Park Capital Fund, LLC
Class Of Stock [Line Items]
Stock issued during period, shares | shares	954,208						0
Sale of stock period	36 months
Stock Issued	$ 1,000,000.0
Prepaid expenses and other current assets	200,000
American Depository Shares | Lincoln Park Capital Fund, LLC | Maximum
Class Of Stock [Line Items]
Value of stock available for sale under the purchase agreement	$ 35,000,000.0
American Depository Shares | Jefferies LLC | Open Market Sale Agreement
Class Of Stock [Line Items]
Stock issued during period, shares | shares							3,037,616
Proceeds from issuance of ordinary shares							$ 3,200,000
American Depository Shares | Jefferies LLC | At-the-Market Offerings | Open Market Sale Agreement
Class Of Stock [Line Items]
Maximum offering Sales proceeds from issuance of common stock			$ 75,000,000.0
Deferred Shares
Class Of Stock [Line Items]
Deferred shares, par value | £ / shares										0.00001	0.00001	0.00001
Deferred B Shares
Class Of Stock [Line Items]
Deferred shares, par value | £ / shares										0.001	0.001	0.001
Deferred share, nominal value | £ / shares										0.99999
DEFERRED SHARES £100,000 PAR VALUE
Class Of Stock [Line Items]
Deferred shares, par value | £ / shares						£ 0.001
Number of deferred shares cancelled | shares						100,000,000
Number of remaining deferred shares cancelled | shares						23,638,835
Deferred Shares of £ 100,000 Par Value
Class Of Stock [Line Items]
Deferred shares, par value | £ / shares										£ 100,000	£ 100,000	£ 100,000
Deferred share, nominal value | £ / shares						£ 100,000
Deferred Shares of £0.00001 Par Value
Class Of Stock [Line Items]
Deferred shares, par value | £ / shares						£ 0.00001
Number of deferred shares cancelled | shares						144,500,094